Loss on Sale of Swedish Subsidiary	12 Months Ended
Mar. 31, 2022
Loss on Sale of Subsidiary [Abstract]
Loss on Sale of Swedish Subsidiary [Text Block]

28. Loss on Sale of Swedish Subsidiary

On March 31, 2021, the Company completed the sale of the net assets of Boden Technologies AB:

Consideration:
Cash	$10
Receivable[1]	1,821,454
1,821,464

Less: Net assets derecognized	(25,263,683)
Loss on disposal	$(23,442,219)

[1]Receivable is conditional upon ruling by the by the Swedish Tax Authority related to an ongoing value added tax process. If the ruling is favourable then the amounts will be received; otherwise the amounts will not be collectible. Management has assessed the collectability using a probability model under a range of scenarios and this receivable reflects the results of that process.

March 31, 2021
Assets
Current assets
Cash and equivalents	$464,123
Amounts receivable and prepaids	7,693,866
8,157,989

Receivable from Bikupa	18,361,495
Total assets	$26,519,484

Liabilities and equity
Current liabilities
Accounts payable and accrued liabilities	$1,255,801

Net Assets	$25,263,683

As part of the sale, the Company incurred a loan payable of $18,361,495 to Boden (Note 15). The loan payable has an amortization term of 15 years under which annual principal and interest payments are required. Interest is set at the Swedish Government Borrowing Rate +1%. The loan payable is contingently forgiven based on a favourable ruling from the Swedish Tax Authority on the ongoing value tax assessment.